Long-Term Incentive Plan and Other Compensatory Awards (Details 1) (USD $)		12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012 Exercise Price Range One [Member]	Dec. 31, 2012 Exercise Price Range Two [Member]	Dec. 31, 2012 Exercise Price Range Three [Member]	Dec. 31, 2012 Exercise Price Range Four [Member]
Exercise Price Upper Range Limit		$ 1.50	$ 3.00	$ 4.50	$ 6.00
Exercise Price Lower Range Limit		$ 0.30	$ 1.51	$ 3.01	$ 4.51
Outstanding at December 31, 2012 - Shares	200,000	6,153,453	1,643,500	0	70,000
Options Outstanding - Weighted Average Remaining Contract Life		5 years 10 months 24 days	3 years 6 months	0 years	3 years
Outstanding at January 1, 2012 - Weighted - Average Exercise Price		$ 0.99	$ 2.20	$ 0	$ 5.20
Exercisable - Shares		5,022,290	1,570,000	0	70,000
Exercisable - Weighted - Average Exercise Price		$ 0.97	$ 2.20	$ 0	$ 5.20